UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4570

Name of Registrant:	Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2004—May 31, 2005

Item 1:	Reports to Shareholders

Vanguard® New York Tax-Exempt Funds

May 31, 2005

CONTENTS

1	CHAIRMAN'S LETTER

6	ADVISOR'S REPORT

9	FUND PROFILES

11	GLOSSARY OF INVESTMENT TERMS

13	PERFORMANCE SUMMARIES

14	FINANCIAL STATEMENTS

30	ABOUT YOUR FUND'S EXPENSES

31	ADVISORY AGREEMENT

SUMMARY

•	The Vanguard New York Tax-Exempt Funds provided respectable returns in a bond market that featured unusual variations in yield at the short and long ends of the maturity spectrum.

•	The returns of both funds exceeded the average returns of their mutual fund peers.

•	The yield of the Tax-Exempt Money Market Fund rose significantly; the yield of the Long-Term Tax-Exempt Fund rose only slightly.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:
•	Put your interests first at all times.

•	Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.

•	Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.

•	Communicate candidly not only about the rewards of investing but also about the risks and costs.

•	Maintain highly effective controls to safeguard your assets and protect your confidential information.

•	Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that-informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

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CHAIRMAN'S LETTER

Dear Shareholder,

During the first six months of our 2005 fiscal year, bond yields at the short end of the maturity spectrum moved sharply higher, while yields at the longer end decreased.

With this backdrop, the Investor Shares of Vanguard New York Long-Term Tax-Exempt Fund produced a 3.5% return, slightly higher than the average return for peer funds. (The Admiral Shares returned 3.6%.) Vanguard New York Tax-Exempt Money Market Fund returned 1.0%, also outpacing the return of the average competitor.

Total Returns	Six Months Ended May 31, 2005
Vanguard New York Tax-Exempt
Money Market Fund	1.0%
SEC 7-Day Annualized Yield: 2.64%
Taxable-Equivalent Yield: 4.40%*
Average New York Tax-Exempt
Money Market Fund**	0.7

Vanguard New York
Long-Term Tax-Exempt Fund
Investor Shares	3.5%
SEC 30-Day Annualized Yield: 3.36%
Taxable-Equivalent Yield: 5.60%*
Admiral Shares	3.6
SEC 30-Day Annualized Yield: 3.44%
Taxable-Equivalent Yield: 5.73%*
Lehman 10 Year Municipal Bond Index	3.1
Average New York Municipal Fund**	3.4
Lehman Municipal Bond Index	3.5

  *This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35% and the maximum New York State income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
**Derived from data provided by Lipper Inc.

The table at left presents the six-month total returns of the New York Tax-Exempt Funds and their comparative standards. We also show the funds’ SEC yields and taxable-equivalent yields as of May 31. The taxable-equivalent yields can be helpful in comparing the funds’ yields with those of fully taxable fixed income funds.

Please see the table on page 5 for the funds’ starting and ending net asset values, as well as per-share distributions during the period.

IN THE TAXABLE BOND MARKET, RETURNS WERE MODEST

The Lehman Brothers Aggregate Bond Index, which reflects the performance of the taxable investment-grade bond market, gained a modest 2.9% during the six-month period. Corporate issues generally trailed their U.S. government and municipal counterparts.

The Federal Reserve Board continued its campaign to short-circuit any surge in inflation by raising its target for the federal funds rate four times during the period. The Fed’s last move, in early May, brought the target rate to 3.00%—a full percentage point higher than its level at the start of the six-month period. Paralleling the Fed’s actions, the yield of the 3-month U.S. Treasury bill increased, closing the period at 2.94%. A year ago, the 3-month bill yielded 1.06%. The T-bill yield serves as a good proxy for taxable money market rates.

Admiral™ Shares

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Despite the continued rise in short-term interest rates, longer-term rates declined. The yield of the 10-year Treasury note, watched closely by many investors, finished the period at 3.98%, 37 basis points (0.37 percentage point) below its level on November 30, 2004. The yield of the 30-year Treasury bond fell 68 basis points to 4.32%.

THE BUMPY RIDE FOR STOCKS CONTINUED

While U.S. stocks rallied in December, February, and then again in May, the market was unable to sustain any strong advance. On balance, the six-month period seemed to be a case study in the impossibility of predicting the stock market’s near-term performance.

Although the U.S. economy grew during the half-year, concern about the expansion’s durability seemed to underlie the market’s fragility. Persistent worries over high oil prices and other inflationary influences continued to unnerve investors, with every piece of good news seemingly followed by a high-profile disappointment.

The broad stock market, as measured by the Dow Jones Wilshire 5000 Composite Index, returned a modest 2.7% for the six months. In a reversal of recent trends, large-capitalization stocks outperformed the market’s smaller companies in the period. As has been the case for much of the past five years, value stocks outpaced growth issues.

Overall, the performance of international stocks mirrored that of their U.S. counterparts.

THE FUNDS MET THEIR OBJECTIVES IN AN UNUSUAL RATE ENVIRONMENT

As was the case for the taxable bond market, performance in the broad municipal bond market differed markedly by maturity range during the fiscal half-year. While the yields of shorter-term securities rose substantially, those of longer-term securities fell. As you would expect, this divergence was reflected in the performances of the New York Tax-Exempt Money Market Fund and the New York Long-Term Tax-Exempt Fund.

The Long-Term Tax-Exempt Fund’s composition of short-, intermediate-, and long-term securities put it in position to deliver the unusual combination of a modestly higher yield and a small capital return. During the six months, the sharp rise in the yields of the portfolio’s shorter-term securities helped boost the annualized yield of the Investor Shares by 4 basis points, to 3.36%. (The yield of the Admiral Shares rose 7 basis points, to 3.44%.) At the same time, the portfolio’s longer-term securities experienced some of the price appreciation produced by declining long-term rates.

Market Barometer	Total Returns Periods Ended May 31, 2005
	Six Months	One Year	Five Years*
Bonds
Lehman Aggregate Bond Index	2.9%	6.8%	7.7%
(Broad taxable market)
Lehman Municipal Bond Index	3.5	8.0	7.3
Citigroup 3-Month Treasury Bill Index	1.2	1.9	2.5

Stocks
Russell 1000 Index (Large-caps)	3.3%	9.4%	-1.5%
Russell 2000 Index (Small-caps)	-2.1	9.8	6.7
Dow Jones Wilshire 5000 Index	2.7	9.7	-0.6
(Entire market)
MSCI All Country World Index
ex USA (International)	2.7	17.4	1.2

CPI
Consumer Price Index	1.8%	2.8%	2.5%

*Annualized.

Of the 3.5% total return for Investor Shares, 1.4 percentage points came from capital appreciation and 2.1 percentage points from income. (It's worth noting that a bond fund's semiannual return includes just a half-year's worth of interest income, but reflects the full impact of any price changes resulting from interest rate trends.) During the six months, the advisor, Vanguard Fixed Income Group, modestly reduced the fund's sensitivity to interest rate changes by lowering its average duration. This positioning was a slight drawback during the period but should offer a measure of protection against future rate increases.

The Tax-Exempt Money Market Fund's yield climbed steadily during the period, thanks to the Federal Reserve's boosting of short-term interest rates. At the start of the period, the fund yielded 1.55%; by the end, its yield was 2.64%. The fund maintained a net asset value of $1 per share (as is expected, but not guaranteed) and outperformed the average peer fund. While adhering strictly to the fund's high-credit-quality guidelines, the advisor decreased the portfolio's average weighted maturity, allowing the fund to accelerate the replacement of maturing investments in its portfolio with higher-yielding securities as market rates rose.

Annualized Expense Ratios:*
Your fund compared with its peer group
New York Tax-Exempt Fund	Investor Shares	Admiral Shares	Peer Group
Money Market	0.13%	—	0.58%
Long-Term	0.16	0.09%	1.10

*Fund expense ratios reflect the six months ended May 31, 2005. Peer groups are: for the New York Tax-Exempt Money Market Fund, the Average New York Tax-Exempt Money Market Fund; for the New York Long-Term Tax-Exempt Fund, the Average New York Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2004.

That both funds’ returns exceeded the average returns of their peers is a tribute to the talents of Vanguard Fixed Income Group. It also underscores the value of the funds’ extremely low operating expenses. These low costs are key as the advisor strives to deliver competitive returns without taking undue risks, such as holding lower-quality securities. The table above summarizes the expense ratios for the New York Tax-Exempt Funds and their peers.

For more information about the environment in which the funds operated over the past six months, please see the Advisor’s Report, which begins on page 6.

IN INVESTING, KEEP YOUR FOCUS ON THE LONG RUN

Some investors expend much time and energy searching for the “hottest,” best-performing sectors, styles, and funds. Over the years, Vanguard has repeatedly counseled investors to tune out the markets’ “noise,” maintain focus, and stick to a diversified, long-term investment plan. A carefully crafted plan, grounded in the principles of diversification and balance, never goes out of fashion. For investors in high income tax brackets, the New York Tax-Exempt Funds can serve as valuable components of a tax-conscious investment portfolio.

If you are interested in fine-tuning your investment plan, or would like to explore a vast array of educational material useful to both beginning and seasoned investors, I encourage you to visit Vanguard.com. Our website also provides many interactive tools that you might find useful

Thank you for your continued confidence in Vanguard.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JUNE 14, 2005

Your Fund's Performance at a Glance		November 30, 2004-May 31, 2005
			Distributions Per Share
New York Tax-Exempt Fund	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains
Money Market	$1.00	$1.00	$0.010	$0.000
Long-Term
Investor Shares	11.45	11.57	0.243	0.039
Admiral Shares	11.45	11.57	0.247	0.039

ADVISOR’S REPORT

During the first half of the 2005 fiscal year, the New York Tax-Exempt Money Market Fund returned 1.0%, and the New York Long-Term Tax-Exempt Fund returned 3.5% for Investor Shares and 3.6% for Admiral Shares.

THE INVESTMENT ENVIRONMENT

Over the six months ended May 31, the U.S. investment environment was characterized by brisk economic expansion, an improving labor market, and a modest acceleration in the inflation rate. The most significant influence on the fixed income market was the Federal Reserve Board’s continued hikes in interest rates. From the beginning of December to the end of May, the Fed increased its target for the federal funds rate by a full percentage point, to 3.00%.

Fed officials stated that even after the tightening, “the stance of monetary policy remains accommodative.” So far, the Fed’s slow-but-steady increases—intended to ward off any acceleration in inflation—have been seen as a logical response to a generally favorable economic picture marked by a few patches of weakness. For example, although the inflation-adjusted gross domestic product grew at a respectable 3.8% annual rate in the first calendar quarter and job growth accelerated, the Fed voiced concern in early May about a slowdown in consumer spending, most likely a result of higher energy prices, and about signs of inflationary pressure. Nonetheless, Fed officials maintained longer-term expectations of low and stable inflation.

Investment Philosophy

The advisor believes that each fund, while operating within stated maturity and stringent quality targets, can achieve a relatively high level of current income that is exempt from federal and New York income taxes by investing in high-quality securities issued by New York state, county, and municipal governments.

As the fiscal half-year ended, the Fed had not signaled any imminent change in its monetary strategy, and some analysts believed that the central bank would continue to boost short-term rates at a “measured pace” of 25-basis-point increments.

THE YIELD CURVE FLATTENED

During the past six months, the yields of shorter-term municipal bonds increased, while those of longer-term securities declined (see table), a dynamic described as a flattening of the yield curve. Treasury yields followed a similar pattern, though with more modest increases in short-term bond yields and sharper declines for long-term Treasury yields. As these differences suggest, longer-term Treasury securities outperformed their municipal counterparts during the six months.

State and local treasurers have taken advantage of persistently low long-term interest rates to refinance existing debt on more favorable terms. During the first half of the funds’ fiscal year, the rate of municipal bond issuance increased by 7.6% over the same period a year earlier, with much of the volume driven by such refunding. New York issued $19.9 billion in new securities, a 5.3% increase over the year-earlier period.

MANAGEMENT OF THE FUNDS

The six-month performance of the Vanguard New York Tax-Exempt Funds was consistent with the returns available in each fund’s market segment. Both the Long-Term Tax-Exempt Fund and the Tax- Exempt Money Market Fund surpassed the average returns of their peer groups. We adhered to our longstanding strategy of investing the funds’ assets in higher-quality securities.

Yields of Municipal Bonds (AAA-Rated General-Obligation Issues)
Maturity	Nov. 30, 2004	May 31, 2005	Change (basis points)
2 years	2.19%	2.76%	+57
5 years	2.85	3.01	+16
10 years	3.66	3.49	-17
30 years	4.76	4.26	-50

Source: The Vanguard Group.

During the half-year, we slightly reduced the Long-Term Fund's sensitivity to interest-rate risk. This positioning worked against us a bit during the period, but it can be expected to provide some protection from any rebound in interest rates. We also reduced the average weighted maturity of securities in the Money Market portfolio, which allows us to redeploy assets more rapidly in higher-yielding securities as interest rates rise.

Historically, our ability to take a conservative approach to fund management while still delivering competitive long-term returns has been based largely on the cost advantage we have enjoyed relative to peer funds. In the current market environment, the value of low costs is starkly clear. Yields remain low, and even seemingly small differences in expense ratios can consume a large proportion of the return available to shareholders.

Christopher M. Ryon, PRINCIPAL

Kathryn T. Allen, PRINCIPAL

VANGUARD FIXED INCOME GROUP

JUNE 10, 2005

FUND PROFILES
As of 5/31/2005	These Profiles provide snapshots of each fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 11.

NEW YORK TAX-EXEMPT MONEY MARKET FUND
Financial Attributes
Yield	2.6%
Average Weighted Maturity	25 days
Average Quality*	MIG-1
Expense Ratio	0.13%**

  *Moody’s Investors Service.
**Annualized.

Distribution by Credit Quality (% of portfolio)
MIG-1/A-1+/SP-1+/F-1+	80%
P-1/A-1/SP-1/F-1	16
AAA/AA	3
A	1

Total	100%

Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

       Visit our website at Vanguard.com
for regularly updated fund information.

FUND PROFILES (CONTINUED)
NEW YORK LONG-TERM TAX-EXEMPT FUND
Financial Attributes
	Fund	Comparative Index*	Broad Index**
Number of Issues	288	6,353	35,347
Yield	—	—
Investor Shares	3.4%
Admiral Shares	3.4%
Yield to Maturity	3.2%†	3.5%	3.7%
Average Coupon	4.6%	5.1%	5.1%
Average Effective Maturity	8.0 years	7.3 years	6.4 years
Average Quality	AAA	AA+	AA+
Average Duration	6.3 years	5.9 years	5.2 years
Expense Ratio	—	—
Investor Shares	0.16%††
Admiral Shares	0.09%††
Short-Term Reserves	10%	—	—

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**
R-Squared	0.98	1.00	0.98	1.00
Beta	1.05	1.00	1.22	1.00

Distribution by Maturity (% of portfolio)
Under 1 Year	11%
1-5 Years	22
5-10 Years	40
10-20 Years	24
20-30 Years	2
Over 30 Years	1

Total	100%

  *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
  †Before expenses.
††Annualized.

Distribution by Credit Quality (% of portfolio)
AAA	82%
AA	16
A	1
BBB	1

Total	100%

Investment Focus

GLOSSARY OF INVESTMENT TERMS

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

PERFORMANCE SUMMARIES
As of 5/31/2005	All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown for this fund reflects current earnings more closely than do the average annual returns. For bond funds, both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

NEW YORK TAX-EXEMPT MONEY MARKET FUND
Fiscal-Year Total Returns (%) September 3, 1997-May 31, 2005

	New York Tax-Exempt Money Market Fund	Average Fund*		New York Tax-Exempt Money Market Fund	Average Fund*
Fiscal Year	Total Return	Total Return	Fiscal Year	Total Return	Total Return
1997	0.8%	0.8%	2002	1.3%	0.9%
1998	3.3	2.9	2003	0.9	0.5
1999	3.0	2.6	2004	1.0	0.6
2000	3.9	3.4	2005**	1.0	0.7
2001	2.8	2.4

			SEC 7-Day Annualized Yield (5/31/2005): 2.64%

*Returns for the Average New York Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.
**Six months ended May 31, 2005.
Note: See Financial Highlights table on page 32 for dividend information.

Average Annual Total Returns for periods ended March 31, 2005

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since Inception
	Inception Date	One Year	Five Years	Capital	Income	Total
New York Tax-Exempt Money Market Fund	9/3/1997	1.31%	1.86%	0.00%	2.32%	2.32%

12

NEW YORK LONG-TERM TAX-EXEMPT FUND
Fiscal-Year Total Returns (%) November 30, 1994-May 31, 2005
	New York Long-Term Tax-Exempt Fund Investor Shares			Lehman*		New York Long-Term Tax-Exempt Fund Investor Shares			Lehman*
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return
1995	13.5%	6.4%	19.9%	18.6%	2001	3.4%	5.0%	8.4%	8.2%
1996	0.4	5.4	5.8	5.7	2002	2.2	4.6	6.8	6.7
1997	0.9	5.5	6.4	7.1	2003	2.8	4.4	7.2	6.9
1998	2.4	5.3	7.7	8.1	2004	-0.8	4.3	3.5	4.0
1999	-7.0	4.7	-2.3	-0.4	2005**	1.4	2.1	3.5	3.1
2000	3.9	5.7	9.6	7.7

*Lehman 10 Year Municipal Bond Index. **Six months ended May 31, 2005. Note: See Financial Highlights tables on page 33 for dividend and capital gains information.

Average Annual Total Returns for periods ended March 31, 2005

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
New York Long-Term Tax-Exempt Fund
Investor Shares	4/7/1986	2.08%	6.55%	1.13%	5.02%	6.15%
Admiral Shares	5/14/2001	2.14	5.76*	—	—	—

*Return since inception.

As of 5/31/2005	FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund’s municipal bond holdings, including each security’s market value on the last day of the reporting period and information on credit enhancements (insurance or letters of credit). Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund’s net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

New York Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

MUNICIPAL BONDS (100.6%)

Allegany County NY IDA (Atlantic Richfield Project) VRDO	3.010%	6/1/2005	$ 4,700	$ 4,700
Battery Park City NY Auth. Rev. TOB VRDO	2.990%	6/7/2005 *	5,300	5,300
Buffalo NY Fiscal Stability Auth. BAN	3.000%	9/1/2005	29,000	29,101
Chappaqua NY Central School Dist. TAN	3.000%	6/29/2005	8,000	8,009
East Hampton Township NY BAN	2.750%	6/2/2005	30,610	30,611
Erie County NY IDA School Fac. Rev. TOB VRDO	2.990%	6/7/2005 (4)*	4,540	4,540
Erie County NY Water Auth. Rev. VRDO	2.920%	6/7/2005 (2)	11,400	11,400
Garden City NY UFSD TAN	3.000%	6/29/2005	6,500	6,507
Jericho NY UFSD TAN	2.750%	6/24/2005	5,000	5,004
Long Island NY Power Auth. Electric System Rev. CP	2.730%	8/17/2005 LOC	6,000	6,000
Long Island NY Power Auth. Electric System Rev. VRDO	2.940%	6/1/2005 LOC	12,300	12,300
Long Island NY Power Auth. Electric System Rev. VRDO	2.940%	6/1/2005 LOC	44,725	44,725
Long Island NY Power Auth. Electric System Rev. VRDO	2.990%	6/7/2005 (2)*	14,000	14,000
Long Island NY Power Auth. Electric System Rev. VRDO	2.940%	6/7/2005 (4)	49,610	49,610
Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax) TOB VRDO	2.990%	6/7/2005 (3)*	5,525	5,525
Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax) TOB VRDO	2.990%	6/7/2005 (4)*	7,500	7,500
Metro. New York Transp. Auth. Rev. CP (Transit Rev.)	2.850%	7/14/2005 LOC	15,000	15,000

New York Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	2.350%	6/8/2005 LOC	$ 8,000	$ 8,000
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	2.080%	6/9/2005 LOC	20,000	20,000
Metro. New York Transp. Auth. Rev. (Transit Rev.)
TOB VRDO	2.990%	6/7/2005 (1)*	3,300	3,300
Metro. New York Transp. Auth. Rev. TOB VRDO	2.980%	6/7/2005 (3)*	19,900	19,900
Metro. New York Transp. Auth. Rev. TOB VRDO	2.990%	6/7/2005 (4)*	4,085	4,085
Metro. New York Transp. Auth. Rev. TOB VRDO	2.990%	6/7/2005 (4)*	8,245	8,245
Metro. New York Transp. Auth. Rev. TOB VRDO	2.990%	6/7/2005 (3)*	6,320	6,320
Metro. New York Transp. Auth. Rev. TOB VRDO	2.990%	6/7/2005 (4)*	14,180	14,180
Metro. New York Transp. Auth. Rev. VRDO	2.930%	6/7/2005 (10)	21,000	21,000
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2005 (ETM)	9,820	9,855
Muni. Assistance Corp. for New York City NY	6.250%	7/1/2005 (ETM)	5,000	5,020
Nassau Health Care Corp. NY VRDO	2.920%	6/7/2005 (4)	10,000	10,000
Nassau Health Care Corp. NY VRDO	2.930%	6/7/2005 (4)	13,605	13,605
New York City NY Cultural Resources Rev
(Carnegie Hall) VRDO	2.950%	6/7/2005 LOC	14,365	14,365
New York City NY Cultural Resources Rev
(Pierpont Morgan Library) VRDO	2.910%	6/7/2005 LOC	15,000	15,000
New York City NY Cultural Resources Rev
(Solomon R. Guggenheim Foundation) VRDO	2.960%	6/7/2005 LOC	17,807	17,807
New York City NY GO	6.300%	8/15/2005 (Prere.)	5,580	5,686
New York City NY GO	6.375%	8/15/2005 (Prere.)	24,720	25,191
New York City NY GO	6.375%	8/15/2005 (Prere.)	15,375	15,666
New York City NY GO TOB VRDO	2.980%	6/7/2005 (4)*	6,144	6,144
New York City NY GO TOB VRDO	2.990%	6/7/2005 (2)*	7,800	7,800
New York City NY GO TOB VRDO	2.990%	6/7/2005 (1)*	5,840	5,840
New York City NY GO TOB VRDO	2.990%	6/7/2005 (3)*	11,600	11,600
New York City NY GO TOB VRDO	3.000%	6/7/2005 (4)*	20,000	20,000
New York City NY GO TOB VRDO	3.020%	6/7/2005 *	17,570	17,570
New York City NY GO TOB VRDO	3.030%	6/7/2005 *	25,000	25,000
New York City NY GO TOB VRDO	2.990%	6/7/2005 (3)*	5,715	5,715
New York City NY GO TOB VRDO	2.990%	6/7/2005 (3)*	8,330	8,330
New York City NY GO TOB VRDO	2.990%	6/7/2005 (3)*	5,510	5,510
New York City NY GO VRDO	2.930%	6/1/2005 (1)	1,500	1,500
New York City NY GO VRDO	2.940%	6/1/2005 LOC	5,000	5,000
New York City NY GO VRDO	2.930%	6/7/2005 LOC	8,600	8,600
New York City NY GO VRDO	2.930%	6/7/2005 LOC	6,000	6,000
New York City NY Housing Dev. Corp.
(Westmont Apartments) VRDO	2.940%	6/7/2005 LOC	24,200	24,200
New York City NY Housing Dev. Corp. Rev. TOB VRDO	2.990%	6/7/2005 (3)*	10,675	10,675
New York City NY IDA (Civil Liberties Union) VRDO	2.940%	6/1/2005 LOC	18,950	18,950
New York City NY IDA (National Audubon Society) VRDO	2.940%	6/1/2005 LOC	14,700	14,700
New York City NY Muni. Water Finance Auth
Water & Sewer System CP	2.430%	7/7/2005	30,000	30,000
New York City NY Muni. Water Finance Auth
Water & Sewer System CP	2.430%	7/7/2005	11,000	11,000
New York City NY Muni. Water Finance Auth
Water & Sewer System CP	2.490%	7/7/2005	14,500	14,500
New York City NY Muni. Water Finance Auth
Water & Sewer System CP	2.920%	7/14/2005	5,000	5,000
New York City NY Muni. Water Finance Auth
Water & Sewer System CP	2.880%	8/5/2005	17,000	17,000

New York Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New York City NY Muni. Water Finance Auth
Water & Sewer System CP	2.840%	8/12/2005	$ 20,000	$ 20,000
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. TOB VRDO	2.980%	6/7/2005 *	19,495	19,495
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. TOB VRDO	2.980%	6/7/2005 (1)(4)*	12,075	12,075
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. TOB VRDO	2.980%	6/7/2005 *	10,965	10,965
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. TOB VRDO	2.990%	6/7/2005 *	7,615	7,615
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. TOB VRDO	2.990%	6/7/2005 (1)*	4,950	4,950
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. TOB VRDO	2.990%	6/7/2005 *	4,995	4,995
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. TOB VRDO	2.990%	6/7/2005 *	4,400	4,400
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. TOB VRDO	3.010%	6/7/2005 *	20,500	20,500
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. TOB VRDO	2.990%	6/7/2005 (2)*	11,190	11,190
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. TOB VRDO	2.990%	6/7/2005 (2)*	13,150	13,150
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	2.920%	6/1/2005 (3)	18,770	18,770
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	2.930%	6/1/2005 (3)	24,900	24,900
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	2.940%	6/1/2005 (3)	6,000	6,000
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	2.950%	6/1/2005	37,600	37,600
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	2.940%	6/7/2005	12,000	12,000
New York City NY Sales Tax Asset Receivable Corp.
TOB VRDO	2.980%	6/7/2005 (2)*	13,910	13,910
New York City NY Sales Tax Asset Receivable Corp.
TOB VRDO	2.990%	6/7/2005 (1)*	14,970	14,970
New York City NY Sales Tax Asset Receivable Corp.
TOB VRDO	2.990%	6/7/2005 (2)*	9,400	9,400
New York City NY Sales Tax Asset Receivable Corp.
TOB VRDO	2.990%	6/7/2005 (1)*	2,250	2,250
New York City NY Sales Tax Asset Receivable Corp.
TOB VRDO	2.990%	6/7/2005 (1)*	2,595	2,595
New York City NY Sales Tax Asset Receivable Corp. VRDO	2.990%	6/7/2005 (1)*	3,520	3,520
New York City NY Sales Tax Asset Receivable Corp. VRDO	2.990%	6/7/2005 (2)*	7,745	7,745
New York City NY Transitional Finance Auth. Rev
TOB VRDO	2.990%	6/7/2005 *	10,295	10,295
New York City NY Transitional Finance Auth. Rev
TOB VRDO	2.990%	6/7/2005 *	15,635	15,635
New York City NY Transitional Finance Auth. Rev
TOB VRDO	2.990%	6/7/2005 (3)*	6,075	6,075
New York City NY Transitional Finance Auth. Rev. VRDO	2.940%	6/1/2005	20,000	20,000
New York City NY Transitional Finance Auth. Rev. VRDO	2.950%	6/1/2005	5,400	5,400

New York Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New York City NY Transitional Finance Auth. Rev. VRDO	2.960%	6/1/2005	$ 1,500	$ 1,500
New York City NY Transitional Finance Auth. Rev. VRDO	2.940%	6/7/2005	16,300	16,300
New York City NY Transitional Finance Auth. Rev. VRDO	2.940%	6/7/2005	8,465	8,465
New York City NY Transitional Finance Auth. Rev. VRDO	2.940%	6/7/2005	15,600	15,600
New York City NY Transitional Finance Auth. Rev. VRDO	2.940%	6/7/2005	34,500	34,500
New York City NY Transitional Finance Auth. Rev. VRDO	3.030%	6/7/2005	45,835	45,835
New York Metro Transp. Auth. Rev. TOB VRDO	2.990%	6/7/2005 (3)*	14,290	14,290
New York State Dormitory Auth. Rev
(City Univ.) TOB VRDO	2.990%	6/7/2005 (4)*	5,300	5,300
New York State Dormitory Auth. Rev
(Columbia Univ.) CP	2.400%	6/7/2005	21,005	21,005
New York State Dormitory Auth. Rev
(Columbia Univ.) CP	2.400%	6/7/2005	12,800	12,800
New York State Dormitory Auth. Rev
(Columbia Univ.) CP	2.820%	6/9/2005	11,635	11,635
New York State Dormitory Auth. Rev
(Columbia Univ.) PUT	1.600%	6/8/2005	13,000	13,000
New York State Dormitory Auth. Rev
(Cornell Univ.) VRDO	2.930%	6/7/2005	25,815	25,815
New York State Dormitory Auth. Rev
(Cornell Univ.) VRDO	2.930%	6/7/2005	26,300	26,300
New York State Dormitory Auth. Rev
(Cornell Univ.) VRDO	2.950%	6/1/2005	10,425	10,425
New York State Dormitory Auth. Rev
(Dept. of Health) TOB VRDO	2.980%	6/7/2005 (3)*	5,295	5,295
New York State Dormitory Auth. Rev
(Dept. of Health) TOB VRDO	2.990%	6/7/2005 (3)*	2,640	2,640
New York State Dormitory Auth. Rev
(Memorial Sloan Kettering) TOB VRDO	2.990%	6/7/2005 (1)*	7,150	7,150
New York State Dormitory Auth. Rev
(Mental Health Services) TOB VRDO	2.990%	6/7/2005 (1)*	16,455	16,455
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	2.930%	6/7/2005 (4)	13,250	13,250
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	2.930%	6/7/2005 (2)	2,500	2,500
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	2.930%	6/7/2005	46,000	46,000
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	2.950%	6/7/2005 (1)	19,400	19,400
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	3.000%	6/7/2005 (4)	8,170	8,170
New York State Dormitory Auth. Rev
(New York Public Library) VRDO	2.920%	6/7/2005 (1)	10,400	10,400
New York State Dormitory Auth. Rev
(New York Public Library) VRDO	2.920%	6/7/2005 (1)	38,465	38,465
New York State Dormitory Auth. Rev
(New York Univ.) TOB VRDO	2.980%	6/7/2005 (1)*	6,700	6,700
New York State Dormitory Auth. Rev
(North Shore Long Island Hosp.) VRDO	2.940%	6/7/2005 LOC	14,000	14,000
New York State Dormitory Auth. Rev
(Personal Income Tax) TOB VRDO	2.990%	6/7/2005 (2)*	5,895	5,895

New York Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New York State Dormitory Auth. Rev
(Rochester Institute of Technology) VRDO	2.940%	6/7/2005 (2)	$ 18,975	$ 18,975
New York State Dormitory Auth. Rev
(Rockefeller Univ.) VRDO	2.930%	6/7/2005	42,000	42,000
New York State Dormitory Auth. Rev
(Rockefeller Univ.) VRDO	2.940%	6/7/2005	32,300	32,300
New York State Dormitory Auth. Rev
(Upstate Community Colleges) VRDO	2.960%	6/7/2005 (11)	10,300	10,300
New York State Dormitory Auth. Rev. TOB VRDO	2.990%	6/7/2005 *	4,725	4,725
New York State Dormitory Auth. Rev. TOB VRDO	2.990%	6/7/2005 (2)*	14,735	14,735
New York State Dormitory Auth. Rev. VRDO	3.000%	6/7/2005 (2)	25,000	25,000
New York State Energy Research & Dev. Auth
(Con Edison) VRDO	3.000%	6/7/2005 LOC	13,700	13,700
New York State Energy Research & Dev. Auth
(Con Edison) VRDO	3.000%	6/7/2005 LOC	15,000	15,000
New York State Energy Research & Dev. Auth
(Con Edison) VRDO	3.000%	6/7/2005 LOC	15,000	15,000
New York State Energy Research & Dev. Auth
(Con Edison) VRDO	2.970%	6/7/2005 LOC	5,000	5,000
New York State Environmental Fac. Corp.
PCR TOB VRDO	2.990%	6/7/2005 (4)*	26,725	26,725
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds) TOB VRDO	2.990%	6/7/2005 *	4,700	4,700
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds) TOB VRDO	2.980%	6/7/2005 *	32,455	32,455
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds) TOB VRDO	2.990%	6/7/2005 *	8,250	8,250
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds) TOB VRDO	2.990%	6/7/2005 *	3,715	3,715
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds) TOB VRDO	2.990%	6/7/2005 *	2,690	2,690
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds) TOB VRDO	2.990%	6/7/2005 *	6,455	6,455
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds) TOB VRDO	2.990%	6/7/2005 *	8,160	8,160
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds) TOB VRDO	2.990%	6/7/2005 *	5,400	5,400
New York State Environmental Fac. Corp.
Solid Waste Disposal Rev. (General Electric Co.) VRDO	2.920%	6/1/2005	14,400	14,400
New York State Environmental Fac. Corp.
Solid Waste Disposal Rev. (General Electric Co.) VRDO	2.980%	6/1/2005	9,500	9,500
New York State Environmental Fac. Corp.
Solid Waste Disposal Rev. (General Electric Co.) VRDO	2.980%	6/1/2005	13,600	13,600
New York State GO PUT	1.580%	8/4/2005 LOC	36,400	36,400
New York State GO PUT	1.800%	10/7/2005 LOC	26,400	26,400
New York State Housing Finance Agency Rev
(Avalon Chrystie) VRDO	2.970%	6/7/2005 LOC	45,000	45,000
New York State Housing Finance Agency Rev
(Personal Income Tax) TOB VRDO	2.980%	6/7/2005 (3)*	7,955	7,955
New York State Housing Finance Agency Rev
(Residential) VRDO	3.000%	6/7/2005 (2)	6,800	6,800

New York Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New York State Housing Finance Agency
Service Contract Rev. VRDO	2.940%	6/7/2005 LOC	$ 9,000	$ 9,000
New York State Housing Finance Agency Service
Contract Rev. VRDO	2.980%	6/7/2005 LOC	50,000	50,000
New York State Local Govt. Assistance Corp. VRDO	2.870%	6/7/2005 LOC	4,250	4,250
New York State Local Govt. Assistance Corp. VRDO	2.910%	6/7/2005 (3)	34,000	34,000
New York State Local Govt. Assistance Corp. VRDO	2.920%	6/7/2005 LOC	22,750	22,750
New York State Mortgage Agency Rev. TOB VRDO	3.010%	6/7/2005 (1)*	2,845	2,845
New York State Mortgage Agency Rev. TOB VRDO	3.010%	6/7/2005 *	2,795	2,795
New York State Mortgage Agency Rev. TOB VRDO	3.030%	6/7/2005 *	5,960	5,960
New York State Power Auth. Rev. CP	3.020%	6/13/2005	18,300	18,300
New York State Power Auth. Rev. CP	2.850%	6/14/2005	30,000	30,000
New York State Power Auth. Rev. PUT	2.150%	9/1/2005	20,000	20,000
New York State Power Auth. Rev. VRDO	2.920%	6/7/2005	1,700	1,700
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund) TOB VRDO	2.980%	6/7/2005 (2)*	10,500	10,500
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund) TOB VRDO	2.990%	6/7/2005 (1)*	8,505	8,505
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund) TOB VRDO	2.990%	6/7/2005 (1)*	10,190	10,190
New York State Thruway Auth. Rev
(Personal Income Tax) TOB VRDO	2.990%	6/7/2005 (2)*	5,275	5,275
New York State Thruway Auth. Rev
(Personal Income Tax) TOB VRDO	2.990%	6/7/2005 (1)*	4,300	4,300
New York State Thruway Auth. Rev. BAN	2.250%	10/6/2005	40,000	40,014
New York State Thruway Auth. Rev. CP	2.750%	8/10/2005	23,000	23,000
New York State Thruway Auth. Rev. CP	2.840%	8/12/2005	53,100	53,100
New York State Thruway Auth. Rev. TOB VRDO	2.990%	6/7/2005 (2)*	13,650	13,650
New York State Thruway Auth. Rev. TOB VRDO	2.990%	6/7/2005 (2)*	21,890	21,890
New York State Urban Dev. Corp. Rev
(Correctional Fac.) TOB VRDO	2.990%	6/7/2005 (3)*	5,185	5,185
New York State Urban Dev. Corp. Rev
(Correctional Fac.) TOB VRDO	2.990%	6/7/2005 (3)*	4,970	4,970
Oneida County NY IDA Rev. (Hamilton College) VRDO	3.030%	6/7/2005 (1)	26,385	26,385
Orange County NY TOB VRDO	2.990%	6/7/2005 *	2,645	2,645
Orangetown NY BAN	3.250%	1/12/2006	6,645	6,689
Pittsford NY Central School Dist. BAN	3.250%	10/14/2005	19,929	20,014
Port Auth. of New York & New Jersey CP	2.370%	6/8/2005	5,880	5,880
Port Auth. of New York & New Jersey CP	2.380%	6/10/2005	6,880	6,880
Port Auth. of New York & New Jersey CP	2.730%	7/6/2005	13,140	13,140
Port Auth. of New York & New Jersey CP	2.880%	8/9/2005	2,835	2,835
Port Auth. of New York & New Jersey Rev. TOB VRDO	3.010%	6/7/2005 *	10,000	10,000
Port Auth. of New York & New Jersey Rev. TOB VRDO	3.010%	6/7/2005 (3)*	10,000	10,000
Port Auth. of New York & New Jersey Rev. TOB VRDO	3.010%	6/7/2005 (3)*	14,645	14,645
Rockland County NY RAN	3.500%	3/23/2006	40,000	40,302
Suffolk County NY TAN	3.250%	8/16/2005	12,500	12,534
Suffolk County NY Water Auth. Rev. VRDO	2.940%	6/7/2005	45,000	45,000
Suffolk County NY Water Auth. Rev. VRDO	2.940%	6/7/2005	37,200	37,200
Syosset NY Central School Dist. TAN	3.000%	6/29/2005	14,500	14,516
Tobacco Settlement Financing Corp.
NY Rev. TOB VRDO	3.000%	6/7/2005 (2)*	12,115	12,115

New York Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Tompkins County NY BAN	3.500%	3/10/2006	$ 11,195	$ 11,289
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	2.930%	6/7/2005	15,700	15,700
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	2.930%	6/7/2005	8,390	8,390
Tompkins County NY IDA Civic Fac. (Ithaca Univ.) VRDO	2.960%	6/7/2005 (10)	7,600	7,600
Triborough Bridge & Tunnel Auth. New York Rev	5.000%	11/15/2005	5,000	5,066
Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	2.970%	6/7/2005 (1)*	1,995	1,995
Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	2.990%	6/7/2005 (1)*	7,200	7,200
Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	2.990%	6/7/2005 (3)*	4,000	4,000
Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	2.990%	6/7/2005 (2)*	16,620	16,620
Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	2.990%	6/7/2005 (ETM)*	9,175	9,175
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	2.890%	6/7/2005	17,000	17,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	2.930%	6/7/2005 (4)	13,300	13,300
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	2.940%	6/7/2005 (4)	19,100	19,100
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	2.950%	6/7/2005	40,500	40,500
Troy County NY IDA Civic Fac. Rev
(Rensselaer Polytechnic Institute) VRDO	3.000%	6/7/2005	11,250	11,250
Outside New York:
Puerto Rico GO TOB VRDO	3.000%	6/7/2005 (3)*	1,295	1,295
Puerto Rico Govt. Dev. Bank VRDO	2.850%	6/7/2005 (1)	2,600	2,600
Puerto Rico Highway & Transp. Auth. Rev. VRDO	2.900%	6/7/2005 (2)	8,000	8,000
Puerto Rico Public Finance Corp. TOB VRDO	3.070%	6/7/2005 (2)*	10,000	10,000
Puerto Rico TRAN	3.000%	7/29/2005	14,500	14,531

TOTAL MUNICIPAL BONDS
(Cost $2,940,091)				2,940,091

OTHER ASSETS AND LIABILITIES (-0.6%)

Other Assets-Note B				38,971
Liabilities				(55,080)

				(16,109)

NET ASSETS (100%)

Applicable to 2,923,979,044 outstanding $.001
par value shares of beneficial interest (unlimited authorization)				$2,923,982

NET ASSET VALUE PER SHARE				$1.00

^See Note A in Notes to Financial Statements.
*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of these securities was $798,254,000, representing 27.3% of net assets.
For key to abbreviations and other references, see page 29.

AT MAY 31, 2005, NET ASSETS CONSISTED OF:
	Amount (000)	Per Share
Paid-in Capital	$2,923,998	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(16)	—
Unrealized Appreciation	—	—

NET ASSETS	$2,923,982	$1.00

New York Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

MUNICIPAL BONDS (98.9%)

Albany County NY GO	5.000%	10/1/2012 (3)	$ 4,400	$ 4,899
Battery Park City NY Auth. Rev	5.500%	11/1/2006 (2)(Prere.)	11,750	12,408
Battery Park City NY Auth. Rev	5.250%	11/1/2015	12,520	14,134
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/2015 (1)	335	339
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/2015 (1)	2,665	2,702
Buffalo & Erie Counties NY Toll Bridge Auth. Rev	6.000%	1/1/2015 (1)	4,500	4,557
Buffalo NY GO	5.125%	2/1/2012 (2)	1,870	2,011
Buffalo NY GO	5.125%	2/1/2013 (2)	2,945	3,167
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2020 (4)	3,510	4,052
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2021 (4)	5,000	5,776
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2022 (4)	4,500	5,195
Erie County NY Water Auth. Rev	6.000%	12/1/2008 (2)(ETM)	1,600	1,696
Hempstead NY GO	5.500%	8/1/2005 (3)(Prere.)	190	195
Hempstead NY GO	5.625%	2/1/2006 (3)(Prere.)	270	280
Hempstead NY GO	5.625%	2/1/2006 (3)(Prere.)	210	218
Hempstead NY GO	5.500%	8/1/2011 (3)	2,260	2,315
Hempstead NY GO	5.625%	2/1/2012 (3)	1,220	1,266
Hempstead NY GO	5.625%	2/1/2013 (3)	960	996
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/2017	2,360	2,565
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/2019	3,200	3,462
Huntington NY GO	6.700%	2/1/2011 (3)	310	365
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2011 (4)	16,690	13,616
Long Island NY Power Auth. Electric System Rev	5.500%	12/1/2011 (2)	5,000	5,635
Long Island NY Power Auth. Electric System Rev	5.250%	6/1/2013	15,690	17,412
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2014 (4)	5,000	3,574
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2019 (4)	2,460	1,390
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2021 (4)	13,355	6,857
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2023 (4)	35,500	16,506
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2024 (4)	21,830	9,655
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2027 (4)	23,905	9,039
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.125%	7/1/2009 (3)(Prere.)	3,000	3,249
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.500%	7/1/2011 (Prere.)	6,280	7,080
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.500%	7/1/2013 (2)(Prere.)	6,585	7,545
Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax)	5.250%	10/1/2010 (1)(Prere.)	7,900	8,733
Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	32,500	39,801
Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax) VRDO	2.930%	6/7/2005 (4)	8,650	8,650
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/2009 (2)(ETM)	9,050	9,972
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	1/1/2012 (2)(Prere.)	5,000	5,509
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2014 (2)	8,000	9,254
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2016 (2)	28,075	31,712
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2016 (1)	4,000	4,518
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2017 (2)*	35,000	39,485
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2017 (1)	5,000	5,641
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2019 (1)	6,000	6,760
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2020 (1)	7,000	7,785
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	2.650%	7/14/2005 LOC	15,000	14,997

New York Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	2.930%	6/7/2005 (4)	$ 29,100	$ 29,100
Metro. New York Transp. Auth. Rev. VRDO	2.930%	6/7/2005 (4)	7,185	7,185
Metro. New York Transp. Auth. Rev. VRDO	2.930%	6/7/2005 (10)	2,000	2,000
Nassau County NY Combined Sewer Dist. GO	5.000%	5/1/2011 (3)	1,770	1,936
Nassau County NY GO	5.250%	6/1/2011 (2)	3,670	4,015
Nassau County NY GO	5.250%	6/1/2012 (2)	4,670	5,108
Nassau County NY GO	5.250%	6/1/2013 (2)	6,905	7,619
Nassau County NY GO	5.250%	6/1/2014 (2)	6,585	7,266
New York City NY Cultural Resources Rev
(American Museum of Natural History)	5.700%	4/1/2007 (1)(Prere.)	12,730	13,496
New York City NY Cultural Resources Rev
(American Museum of Natural History)	5.600%	4/1/2018 (1)	2,635	2,781
New York City NY Cultural Resources Rev
(American Museum of Natural History)	5.650%	4/1/2022 (1)	5,000	5,258
New York City NY Cultural Resources Rev
(Museum of Modern Art)	5.400%	1/1/2006 (2)(ETM)	85	86
New York City NY Cultural Resources Rev
(Museum of Modern Art)	5.500%	1/1/2007 (2)(ETM)	35	36
New York City NY Cultural Resources Rev
(Museum of Modern Art)	5.500%	1/1/2016 (2)	2,000	2,119
New York City NY GO	5.750%	5/15/2011 (4)	4,540	5,086
New York City NY GO	5.750%	8/1/2011 (1)	15,750	17,696
New York City NY GO	5.875%	5/15/2012 (4)	4,670	5,256
New York City NY GO	5.125%	8/1/2013 (4)	19,025	20,792
New York City NY GO	5.375%	8/1/2013 (3)	8,295	8,902
New York City NY GO	5.200%	8/1/2014 (4)	5,000	5,464
New York City NY GO	5.250%	3/15/2016 (2)	5,000	5,499
New York City NY GO	5.000%	8/1/2025	8,905	9,466
New York City NY GO	5.750%	3/15/2027 (4)	5,000	5,597
New York City NY GO VRDO	2.940%	6/1/2005 LOC	3,200	3,200
New York City NY GO VRDO	2.940%	6/1/2005 LOC	11,425	11,425
New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/2011 (4)	9,415	10,363
New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/2013 (4)	4,435	4,924
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	5.500%	6/15/2007 (1)(Prere.)	23,955	25,434
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	5.750%	6/15/2007 (1)(Prere.)	15,000	16,000
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	5.750%	6/15/2009 (3)(Prere.)	30,650	34,147
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	0.000%	6/15/2017	10,000	6,171
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	5.375%	6/15/2017	25,015	27,787
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	0.000%	6/15/2018	10,000	5,891
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	5.375%	6/15/2018	25,095	27,843
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	0.000%	6/15/2021	4,490	2,291
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	5.000%	6/15/2027 (1)	17,000	18,220

New York Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	5.000%	6/15/2031	$ 9,000	$ 9,554
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	2.920%	6/1/2005 (3)	150	150
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	2.930%	6/1/2005 (3)	17,975	17,975
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	2.940%	6/1/2005	5,400	5,400
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	2.940%	6/1/2005 (3)	11,795	11,795
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/2026 (1)	10,000	10,759
New York City NY Transitional Finance Auth. Rev	5.500%	5/1/2009 (Prere.)	15	17
New York City NY Transitional Finance Auth. Rev	5.500%	5/1/2009 (Prere.)	1,325	1,462
New York City NY Transitional Finance Auth. Rev	5.750%	5/15/2010 (Prere.)	930	1,054
New York City NY Transitional Finance Auth. Rev	5.750%	5/15/2010 (Prere.)	9,070	10,280
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2011 (Prere.)	2,265	2,561
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2011 (Prere.)	1,150	1,300
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2011 (Prere.)	2,955	3,341
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2012	2,805	3,139
New York City NY Transitional Finance Auth. Rev	5.250%	5/1/2013	12,270	13,624
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2014	9,735	10,894
New York City NY Transitional Finance Auth. Rev	5.250%	5/1/2014	17,720	19,583
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/2015	7,310	8,083
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2015	3,850	4,282
New York City NY Transitional Finance Auth. Rev	5.375%	2/15/2015	9,395	10,404
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/2016	8,415	9,305
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2016	11,045	12,284
New York City NY Transitional Finance Auth. Rev	5.500%	2/15/2016	2,735	3,049
New York City NY Transitional Finance Auth. Rev	5.500%	5/1/2025	1,660	1,788
New York City NY Transitional Finance Auth. Rev. VRDO	2.940%	6/1/2005	4,790	4,790
New York City NY Transitional Finance Auth. Rev. VRDO	2.940%	6/1/2005	12,815	12,815
New York City NY Transitional Finance Auth. Rev. VRDO	2.940%	6/1/2005	3,000	3,000
New York City NY Transitional Finance Auth. Rev. VRDO	2.950%	6/1/2005	1,550	1,550
New York City NY Transitional Finance Auth. Rev. VRDO	2.960%	6/1/2005	100	100
New York City NY Transitional Finance Auth. Rev. VRDO	2.960%	6/1/2005	2,955	2,955
New York City NY Transitional Finance Auth. Rev. VRDO	3.030%	6/7/2005	3,800	3,800
New York State Dormitory Auth. Rev	5.500%	7/1/2006 (1)(Prere.)	2,245	2,353
New York State Dormitory Auth. Rev	5.500%	7/1/2006 (1)(Prere.)	1,625	1,703
New York State Dormitory Auth. Rev	5.250%	2/15/2019 (3)	2,420	2,678
New York State Dormitory Auth. Rev	5.250%	2/15/2020 (3)	2,555	2,825
New York State Dormitory Auth. Rev	5.250%	2/15/2021 (3)	1,680	1,853
New York State Dormitory Auth. Rev	5.250%	2/15/2022 (3)	2,825	3,109
New York State Dormitory Auth. Rev	5.250%	2/15/2023 (3)	1,120	1,231
New York State Dormitory Auth. Rev	5.500%	3/15/2026 (2)	10,000	12,008
New York State Dormitory Auth. Rev
(Albany Medical Center)	5.000%	8/15/2018 (4)(7)	17,730	19,297
New York State Dormitory Auth. Rev
(Albany Medical Center)	5.000%	8/15/2025 (4)(7)	2,000	2,134
New York State Dormitory Auth. Rev. (Barnard College)	5.250%	7/1/2026 (2)	4,370	4,576
New York State Dormitory Auth. Rev. (Catholic Health)	5.500%	7/1/2022 (1)	10,000	10,849
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2006 (2)(Prere.)	11,360	11,906

New York Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2010 (3)(Prere.)	$ 2,215	$ 2,493
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2010 (3)(Prere.)	4,475	5,038
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2011 (3)	5,950	6,772
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2015 (3)	31,620	35,280
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2016 (2)	4,640	4,860
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2016 (3)	7,255	8,095
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2020 (3)	14,525	17,156
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2022 (3)	9,240	10,956
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2023 (3)	7,915	9,410
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2019	4,900	5,418
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2019	5,100	5,581
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2021	6,990	7,696
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2022	7,345	8,063
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2023	7,575	8,297
New York State Dormitory Auth. Rev. (Court Fac.)	5.750%	5/15/2023 (2)	21,370	23,823
New York State Dormitory Auth. Rev. (Fordham Univ.)	7.200%	7/1/2015 (2)	710	713
New York State Dormitory Auth. Rev
(Lenox Hill Hosp. Obligation Group)	5.375%	7/1/2020	2,400	2,542
New York State Dormitory Auth. Rev
(Mental Health Services)	5.375%	2/15/2006 (1)(Prere.)	140	145
New York State Dormitory Auth. Rev
(Mental Health Services)	5.375%	2/15/2006 (1)(Prere.)	7,230	7,502
New York State Dormitory Auth. Rev
(Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	2,370	2,687
New York State Dormitory Auth. Rev
(Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	2,515	2,851
New York State Dormitory Auth. Rev
(Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	2,660	3,016
New York State Dormitory Auth. Rev
(Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	5	6
New York State Dormitory Auth. Rev
(Mental Health Services)	5.875%	8/15/2013 (4)	105	118
New York State Dormitory Auth. Rev
(Mental Health Services)	5.875%	8/15/2014 (4)	110	123
New York State Dormitory Auth. Rev
(Mental Health Services)	5.875%	8/15/2015 (4)	120	135
New York State Dormitory Auth. Rev
(Mental Health Services)	5.375%	2/15/2026 (1)	130	134
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	2.910%	6/7/2005 (1)	1,800	1,800
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	2.950%	6/7/2005 (1)	1,800	1,800
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	2.950%	6/7/2005 (4)	250	250
New York State Dormitory Auth. Rev
(Montefiore Medical Center)	5.250%	2/1/2015 (2)	42,750	45,071
New York State Dormitory Auth. Rev
(New School for Social Research)	5.625%	7/1/2016 (1)	2,260	2,423
New York State Dormitory Auth. Rev
(New York Univ.)	5.500%	7/1/2016 (2)	1,925	2,240

New York Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New York State Dormitory Auth. Rev
(New York Univ.)	5.750%	7/1/2016 (1)	$ 3,500	$ 4,161
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/2020 (1)	6,000	7,256
New York State Dormitory Auth. Rev. (New York Univ.)	5.500%	7/1/2031 (2)	8,910	10,676
New York State Dormitory Auth. Rev. (New York Univ.)	5.500%	7/1/2040 (2)	20,330	24,774
New York State Dormitory Auth. Rev. (Pace)	5.625%	7/1/2017 (1)	11,185	12,021
New York State Dormitory Auth. Rev
(Personal Income Tax)	5.500%	3/15/2024 (2)	5,000	5,962
New York State Dormitory Auth. Rev
(Queens Hosp.)	5.450%	8/15/2019 (2)	4,895	5,347
New York State Dormitory Auth. Rev
(Rochester Institute of Technology)	5.300%	7/1/2017 (1)	6,275	6,626
New York State Dormitory Auth. Rev
(Rochester Institute of Technology)	5.250%	7/1/2022 (1)	3,000	3,141
New York State Dormitory Auth. Rev
(Rockefeller Univ.)	5.000%	7/1/2018	2,805	2,968
New York State Dormitory Auth. Rev
(Sloan-Kettering Cancer Center)	5.750%	7/1/2019 (1)	15,900	18,949
New York State Dormitory Auth. Rev
(Sloan-Kettering Cancer Center)	5.750%	7/1/2020 (1)	5,500	6,596
New York State Dormitory Auth. Rev
(Sloan-Kettering Cancer Center)	5.000%	7/1/2022 (1)	5,500	5,873
New York State Dormitory Auth. Rev
(Sloan-Kettering Cancer Center)	5.500%	7/1/2023 (1)	14,000	16,505
New York State Dormitory Auth. Rev
(St. John’s Univ.)	5.700%	7/1/2006 (1)(Prere.)	14,370	15,092
New York State Dormitory Auth. Rev
(St. John’s Univ.)	5.250%	7/1/2020 (1)	15,170	16,103
New York State Dormitory Auth. Rev
(St. Joseph’s Hosp.)	5.250%	7/1/2018 (1)	6,700	7,114
New York State Dormitory Auth. Rev
(St. Vincent Hosp. Medical Center)	5.800%	8/1/2025 (2)	4,250	4,342
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	7/1/2009 (2)	1,590	1,769
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2012 (1)	16,160	18,296
New York State Dormitory Auth. Rev. (State Univ.)	5.375%	7/1/2012 (Prere.)	4,720	5,334
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2013 (1)	27,285	30,891
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2014 (1)	10,660	12,069
New York State Dormitory Auth. Rev. (State Univ.)	5.250%	5/15/2015 (4)	6,500	7,352
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2015 (1)	12,500	14,180
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2016 (1)	5,000	5,672
New York State Dormitory Auth. Rev. (State Univ.)	5.750%	5/15/2017 (4)	3,750	4,463
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/2021 (3)	3,000	3,546
New York State Dormitory Auth. Rev
(The New York & Presbyterian Hosp.)	5.500%	2/1/2010 (2)	6,330	6,943
New York State Dormitory Auth. Rev
(Univ. of Rochester)	5.000%	7/1/2017 (1)	2,000	2,120
New York State Dormitory Auth. Rev
(Upstate Community Colleges)	5.000%	7/1/2009 (2)(Prere.)	450	489
New York State Dormitory Auth. Rev
(Upstate Community Colleges)	5.000%	7/1/2009 (2)(Prere.)	1,085	1,179

New York Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New York State Dormitory Auth. Rev
(Upstate Community Colleges)	5.250%	7/1/2009 (2)(Prere.)	$ 2,235	$ 2,449
New York State Dormitory Auth. Rev
(Upstate Community Colleges)	5.250%	7/1/2012 (2)	3,935	4,266
New York State Dormitory Auth. Rev
(Upstate Community Colleges)	5.000%	7/1/2015 (2)	1,915	2,057
New York State Dormitory Auth. Rev
(Upstate Community Colleges)	5.000%	7/1/2016 (2)	800	858
New York State Dormitory Auth. Rev
(Vassar Brothers Hosp.)	5.250%	7/1/2017 (4)	8,025	8,577
New York State Dormitory Auth. Rev
(Vassar Brothers Hosp.)	5.375%	7/1/2025 (4)	7,000	7,471
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2019 (2)	2,425	2,691
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2021 (2)	1,750	1,936
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2022 (2)	3,425	3,781
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2023 (2)	3,610	3,980
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2024 (2)	3,305	3,638
New York State Energy Research & Dev. Auth. PCR
(New York Electric & Gas)	3.245%	1/19/2010 (1)	10,000	9,949
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.375%	6/15/2015	7,650	8,553
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/2016	3,095	3,449
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.375%	6/15/2016	6,000	6,708
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/2018	10,000	11,116
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/2019	36,610	40,696
New York State Environmental Fac. Corp.
Solid Waste Disposal Rev
(General Electric Co.) VRDO	2.920%	6/1/2005	3,500	3,500
New York State Local Govt. Assistance Corp.	5.250%	4/1/2015 (2)	8,000	8,400
New York State Local Govt. Assistance Corp. VRDO	2.870%	6/7/2005 LOC	4,785	4,785
New York State Local Govt. Assistance Corp. VRDO	2.890%	6/7/2005 LOC	2,900	2,900
New York State Thruway Auth. Rev	5.250%	1/1/2008 (Prere.)	735	785
New York State Thruway Auth. Rev	5.250%	1/1/2014	4,825	5,118
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.750%	4/1/2010 (3)(Prere.)	5,575	6,303
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.750%	4/1/2013 (3)	5,870	6,564
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.250%	4/1/2014 (1)	7,500	8,293
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.500%	4/1/2014 (2)	32,875	37,148
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.500%	4/1/2014 (3)	2,500	2,816
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.750%	4/1/2014 (3)	3,000	3,355
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.500%	4/1/2015 (3)	2,000	2,234

New York Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.750%	4/1/2015 (3)	$ 2,500	$ 2,798
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.500%	4/1/2016 (3)	3,000	3,350
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.750%	4/1/2016 (3)	2,080	2,328
New York State Thruway Auth. Rev. (Service Contract)	5.250%	4/1/2007 (Prere.)	1,300	1,381
New York State Thruway Auth. Rev. (Service Contract)	5.750%	4/1/2009 (1)(Prere.)	4,000	4,439
New York State Thruway Auth. Rev. (Service Contract)	5.250%	4/1/2015	6,775	7,113
New York State Urban Dev. Corp. Rev
(Community Enhancement Fac.)	5.125%	4/1/2009 (2)(Prere.)	5,500	5,980
New York State Urban Dev. Corp. Rev
(Correctional Fac.)	5.500%	4/1/2006 (1)(Prere.)	13,350	13,909
New York State Urban Dev. Corp. Rev
(Correctional Fac.)	6.000%	1/1/2009 (2)(Prere.)	2,500	2,782
New York State Urban Dev. Corp. Rev
(Correctional Fac.)	6.000%	1/1/2009 (2)(Prere.)	3,000	3,338
New York State Urban Dev. Corp. Rev
(Correctional Fac.)	6.000%	1/1/2009 (2)(Prere.)	4,110	4,573
New York State Urban Dev. Corp. Rev
(Correctional Fac.)	6.000%	1/1/2009 (2)(Prere.)	5,000	5,563
New York State Urban Dev. Corp. Rev
(Correctional Fac.)	5.750%	1/1/2011 (4)(Prere.)	6,380	7,234
New York State Urban Dev. Corp. Rev
(Personal Income Tax) GO	5.500%	3/15/2023 (1)	19,645	23,286
New York State Urban Dev. Corp. Rev
(Personal Income Tax) GO	5.500%	3/15/2024 (1)	5,000	5,954
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.550%	11/15/2013	12,500	13,445
Niagara Falls NY Bridge Comm. Rev	5.250%	10/1/2015 (3)	5,000	5,591
Niagara Falls NY Bridge Comm. Rev	6.250%	10/1/2020 (3)	8,685	11,012
Niagara Falls NY Bridge Comm. Rev	6.250%	10/1/2021 (3)	9,230	11,754
North Hempstead NY GO	6.400%	4/1/2010 (3)	1,500	1,718
North Hempstead NY GO	6.400%	4/1/2011 (3)	2,075	2,422
Onondaga County NY Public Improvements	5.875%	2/15/2008	1,250	1,348
Onondaga County NY Public Improvements	5.875%	2/15/2008	1,225	1,320
Orange County NY	5.000%	7/15/2019	1,500	1,639
Orange County NY	5.000%	7/15/2020	2,000	2,184
Orange County NY	5.000%	7/15/2021	1,035	1,127
Orange County NY	5.000%	7/15/2022	1,000	1,085
Port Auth. of New York & New Jersey Rev	5.500%	12/15/2016 (2)	4,190	4,667
Port Auth. of New York & New Jersey Rev	5.500%	12/15/2017 (2)	4,600	5,121
Port Auth. of New York & New Jersey Rev	5.500%	12/15/2018 (2)	4,620	5,124
Suffolk County NY GO	5.250%	5/1/2016 (4)	3,315	3,770
Suffolk County NY GO	5.250%	5/1/2017 (4)	9,780	11,149
Suffolk County NY Water Auth. Rev	5.250%	6/1/2010 (2)(ETM)	3,790	4,175
Suffolk County NY Water Auth. Rev	5.250%	6/1/2011 (2)(ETM)	2,380	2,647
Suffolk County NY Water Auth. Rev	5.250%	6/1/2012 (2)(ETM)	4,290	4,811
Suffolk County NY Water Auth. Rev	5.750%	6/1/2013 (2)(ETM)	7,340	8,264
Suffolk County NY Water Auth. Rev	5.250%	6/1/2017 (2)(ETM)	1,695	1,948
Triborough Bridge & Tunnel Auth. New York Rev	6.750%	1/1/2009 (2)(ETM)	3,000	3,252
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/2014	3,000	3,319

New York Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/2015	$ 2,930	$ 3,227
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/2016	2,500	2,754
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2017	16,770	18,646
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/2018	2,330	2,561
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2018	30,285	33,631
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2019	43,025	47,779
Triborough Bridge & Tunnel Auth. New York Rev	6.125%	1/1/2021 (2)(8)(ETM)	5,000	6,270
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	11/15/2021 (1)	11,370	13,487
Outside New York:
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2015 (1)	7,000	8,007
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2015 (1)	5,000	5,387
Puerto Rico Electric Power Auth. Rev	5.375%	7/1/2016 (1)	16,345	18,424
Puerto Rico Electric Power Auth. Rev	5.375%	7/1/2018 (1)	6,250	7,028
Puerto Rico Electric Power Auth. Rev	5.375%	7/1/2019 (1)	6,500	7,309
Puerto Rico GO	5.500%	7/1/2013 (3)	6,000	6,902
Puerto Rico GO	5.500%	7/1/2014 (3)	2,500	2,899
Puerto Rico GO	5.500%	7/1/2018 (4)	5,000	5,921
Puerto Rico GO	5.500%	7/1/2020 (3)	6,305	7,527
Puerto Rico GO	5.500%	7/1/2021 (1)	16,505	19,681
Puerto Rico Govt. Dev. Bank VRDO	2.850%	6/7/2005 (1)	4,700	4,700
Puerto Rico Highway & Transp. Auth. Rev. VRDO	2.900%	6/7/2005 (2)	4,000	4,000
Puerto Rico Muni. Finance Agency	5.875%	8/1/2014 (4)	6,480	7,228
Puerto Rico Muni. Finance Agency	6.000%	8/1/2016 (4)	2,645	2,962
Puerto Rico Muni. Finance Agency	5.250%	8/1/2017 (4)	7,000	7,686
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/2016 (2)	10,000	11,694
Puerto Rico Public Finance Corp.	6.000%	8/1/2026	9,140	11,226
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	860	1,093
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/2011	2,000	2,151
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/2023	2,000	2,153

TOTAL MUNICIPAL BONDS
(Cost $2,085,743)				2,223,979

OTHER ASSETS AND LIABILITIES (1.1%)

Other Assets—Note B				30,798
Liabilities				(7,005)

				23,793

NET ASSETS (100%)				$2,247,772

  ^See Note A in Notes to Financial Statements.
*Securities with a value of $6,853,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 29.

Amount (000)
AT MAY 31, 2005, NET ASSETS CONSISTED OF:
Paid-in Capital	$2,095,036
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	13,378
Unrealized Appreciation
Investment Securities	138,236
Futures Contracts	1,122

NET ASSETS	$2,247,772

Investor Shares-Net Assets
Applicable to 111,195,814 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,286,078

NET ASSET VALUE PER SHARE-
INVESTOR SHARES	$11.57

Admiral Shares-Net Assets
Applicable to 83,148,879 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$961,694

NET ASSET VALUE PER SHARE-
ADMIRAL SHARES	$11.57

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

KEY TO ABBREVIATIONS

ARS--Auction Rate Security.
BAN--Bond Anticipation Note.
COP--Certificate of Participation.
CP--Commercial Paper.
FR--Floating Rate.
GAN--Grant Anticipation Note.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
IDR--Industrial Development Revenue Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
RAN--Revenue Anticipation Note.
TAN--Tax Anticipation Note.
TOB--Tender Option Bond.
TRAN--Tax Revenue Anticipation Note.
UFSD--Union Free School District.
USD--United School District.
VRDO--Variable Rate Demand Obligation.
(ETM)--Escrowed to Maturity.
(Prere.)--Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC-Scheduled principal and interest payments are guaranteed by bank letter of credit.

STATEMENT OF OPERATIONS

This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

	New York Tax-Exempt Money Market Fund	New York Long-Term Tax-Exempt Fund
	Six Months Ended May 31, 2005
	(000)	(000)
INVESTMENT INCOME

Income
Interest	$26,895	$47,899

Total Income	26,895	47,899

Expenses
The Vanguard Group-Note B
Investment Advisory Services	136	121
Management and Administrative
Investor Shares	1,266	840
Admiral Shares	—	273
Marketing and Distribution
Investor Shares	225	94
Admiral Shares	—	54
Custodian Fees	8	9
Shareholders' Reports
Investor Shares	8	10
Admiral Shares	—	1
Trustees' Fees and Expenses	2	2

Total Expenses	1,645	1,404
Expenses Paid Indirectly-Note C	—	(16)

Net Expenses	1,645	1,388

NET INVESTMENT INCOME	25,250	46,511

REALIZED NET GAIN (LOSS)
Investment Securities Sold	16	12,505
Futures Contracts	—	(492)

REALIZED NET GAIN (LOSS)	16	12,013

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities	—	14,299
Futures Contracts	—	3,118

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	—	17,417

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$25,266	$75,941

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions—Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions—Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	New York Tax-Exempt Money Market Fund		New York Long-Term Tax-Exempt Fund
	Six Months Ended May 31, 2005 (000)	Year Ended Nov. 30, 2004 (000)	Six Months Ended May 31, 2005 (000)	Year Ended Nov. 30, 2004 (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$25,250	$21,223	$46,511	$90,052
Realized Net Gain (Loss)	16	(23)	12,013	9,898
Change in Unrealized Appreciation (Depreciation)	—	—	17,417	(29,585)

Net Increase (Decrease) in Net Assets
Resulting from Operations	25,266	21,200	75,941	70,365

Distributions
Net Investment Income
Investor Shares	(25,250)	(21,223)	(27,735)	(55,569)
Admiral Shares	—	—	(18,776)	(34,483)
Realized Capital Gain
Investor Shares	—	—	(4,398)	(3,012)
Admiral Shares	—	—	(2,817)	(1,784)

Total Distributions	(25,250)	(21,223)	(53,726)	(94,848)

Capital Share Transactions-Note F
Investor Shares	629,992	521,691	(29,902)	(2,964)
Admiral Shares	—	—	116,170	74,687

Net Increase (Decrease) from
Capital Share Transactions	629,992	521,691	86,268	71,723

Total Increase (Decrease)	630,008	521,668	108,483	47,240

Net Assets
Beginning of Period	2,293,974	1,772,306	2,139,289	2,092,049

End of Period	$2,923,982	$2,293,974	$2,247,772	$2,139,289

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

New York Tax-Exempt Money Market Fund
	Six Months Ended	Year Ended November 30,
For a Share Outstanding Throughout Each Period	May 31, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations
Net Investment Income	.010	.010	.009	.013	.028	.038
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—

Total from Investment Operations	.010	.010	.009	.013	.028	.038

Distributions
Dividends from Net Investment Income	(.010)	(.010)	(.009)	(.013)	(.028)	(.038)
Distributions from Realized Capital Gains	—	—	—	—	—	—

Total Distributions	(.010)	(.010)	(.009)	(.013)	(.028)	(.038)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.96%	1.03%	0.89%	1.32%	2.79%	3.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,924	$2,294	$1,772	$1,627	$1,359	$1,154
Ratio of Total Expenses to Average Net Assets	0.13%*	0.13%	0.17%	0.17%	0.18%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.95%*	1.04%	0.88%	1.31%	2.72%	3.81%

*Annualized.

New York Long-Term Tax-Exempt Fund Investor Shares
	Six Months Ended May 31,	Year Ended November 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.45	$11.57	$11.38	$11.20	$10.83	$10.42

Investment Operations
Net Investment Income	.243	.488	.486	.503	.525	.556
Net Realized and Unrealized Gain (Loss) on Investments	.159	(.093)	.315	.243	.370	.410

Total from Investment Operations	.402	.395	.801	.746	.895	.966

Distributions
Dividends from Net Investment Income	(.243)	(.488)	(.486)	(.503)	(.525)	(.556)
Distributions from Realized Capital Gains	(.039)	(.027)	(.125)	(.063)	—	—

Total Distributions	(.282)	(.515)	(.611)	(.566)	(.525)	(.556)

Net Asset Value, End of Period	$11.57	$11.45	$11.57	$11.38	$11.20	$10.83

Total Return	3.54%	3.48%	7.20%	6.84%	8.37%	9.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,286	$1,303	$1,321	$1,340	$1,333	$1,664
Ratio of Total Expenses to Average Net Assets	0.16%*	0.14%	0.17%	0.18%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.23%*	4.24%	4.22%	4.46%	4.71%	5.28%
Portfolio Turnover Rate	15%*	6%	3%	16%	12%	21%

*Annualized.

New York Long-Term Tax-Exempt Fund Admiral Shares
	Six Months Ended	Year Ended November 30,			May14* to
For a Share Outstanding Throughout Each Period	May 31, 2005	2004	2003	2002	Nov. 30, 2001
Net Asset Value, Beginning of Period	$11.45	$11.57	$11.38	$11.20	$11.05

Investment Operations
Net Investment Income	.247	.494	.493	.509	.284
Net Realized and Unrealized Gain (Loss) on Investments	.159	(.093)	.315	.243	.150

Total from Investment Operations	.406	.401	.808	.752	.434

Distributions
Dividends from Net Investment Income	(.247)	(.494)	(.493)	(.509)	(.284)
Distributions from Realized Capital Gains	(.039)	(.027)	(.125)	(.063)	—

Total Distributions	(.286)	(.521)	(.618)	(.572)	(.284)

Net Asset Value, End of Period	$11.57	$11.45	$11.57	$11.38	$11.20

Total Return	3.58%	3.54%	7.26%	6.89%	3.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$962	$837	$771	$811	$626
Ratio of Total Expenses to Average Net Assets	0.09%**	0.09%	0.11%	0.13%	0.15%**
Ratio of Net Investment Income to Average Net Assets	4.30%**	4.29%	4.28%	4.51%	4.58%**
Portfolio Turnover Rate	15%**	6%	3%	16%	12%

*Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard New York Tax-Exempt Funds comprise the New York Tax-Exempt Money Market Fund and New York Long-Term Tax-Exempt Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New York.

The Long-Term Tax-Exempt Fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. The Tax-Exempt Money Market Fund offers only Investor Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1. Security Valuation: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Long-Term Tax-Exempt Fund: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds’ pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The Long-Term Tax-Exempt Fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector.

Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2005, the funds had contributed capital to Vanguard (included in Other Assets) of:

New York Tax-Exempt Fund	Capital Contribution to Vanguard (000)	Percentage of Fund Net Assets	Percentage of Vanguard's Capitalization
Money Market	$352	0.01%	0.35%
Long-Term	282	0.01	0.28

The funds’ trustees and officers are also directors and officers of Vanguard.

C. The funds’ investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the funds part of the underwriting fees generated. Such rebates or credits are used solely to reduce the funds’ management and administrative expenses. For the six months ended May 31, 2005, these arrangements reduced the Long-Term Tax-Exempt Fund’s expenses by $16,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year.

The Long-Term Tax-Exempt Fund had realized losses totaling $618,000 through November 30, 2004, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At May 31, 2005, net unrealized appreciation of Long-Term Tax-Exempt Fund investment securities for tax purposes was $137,618,000, consisting of unrealized gains of $138,389,000 on securities that had risen in value since their purchase and $771,000 in unrealized losses on securities that had fallen in value since their purchase.

At May 31, 2005, the aggregate settlement value of open futures contracts expiring through September 2005 and the related unrealized appreciation (depreciation) were:

		(000)
New York Tax-Exempt Fund/Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Long-Term/
10-Year U.S. Treasury Note	1,830	$207,276	$1,122

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended May 31, 2005, the Long-Term Tax-Exempt Fund purchased $226,279,000 of investment securities and sold $148,373,000 of investment securities, other than temporary cash investments.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

F. Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2005		Year Ended November 30, 2004
New York Tax-Exempt Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)
Money Market
Issued	$1,663,562	1,663,562	$2,167,920	2,167,920
Issued in Lieu of Cash Distributions	24,360	24,360	20,427	20,427
Redeemed	(1,057,930)	(1,057,930)	(1,666,656)	(1,666,656)

Net Increase (Decrease)	629,992	629,992	521,691	521,691

Long-Term
Investor Shares
Issued	$129,072	11,222	$219,059	18,992
Issued in Lieu of Cash Distributions	25,081	2,180	45,026	3,918
Redeemed	(184,055)	(16,004)	(267,049)	(23,280)

Net Increase (Decrease)-Investor Shares	(29,902)	(2,602)	(2,964)	(370)

Admiral Shares
Issued	202,291	17,540	199,282	17,333
Issued in Lieu of Cash Distributions	14,737	1,281	24,525	2,134
Redeemed	(100,858)	(8,774)	(149,120)	(13,003)

Net Increase (Decrease)-Admiral Shares	116,170	10,047	74,687	6,464

ABOUT YOUR FUND'S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2005
New York Tax-Exempt Fund	Beginning Account Value Nov. 30, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period*
Based on Actual Fund Return
Money Market	$1,000.00	$1,009.64	$0.65
Long-Term
Investor Shares	1,000.00	1,035.44	0.81
Admiral Shares	1,000.00	1,035.80	0.46

Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.28	$0.66
Long-Term
Investor Shares	1,000.00	1,024.13	0.81
Admiral Shares	1,000.00	1,024.48	0.45

*The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.13%; for the New York Long-Term Tax-Exempt Fund, 0.16% for Investor Shares, and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

ABOUT YOUR FUND’S EXPENSES (CONTINUED)

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

TRUSTEES RENEW ADVISORY ARRANGEMENT

The board of trustees of the Vanguard New York Tax-Exempt Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and oversees more than $580 billion in assets (stocks and bonds). Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

INVESTMENT PERFORMANCE

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the “Performance Summaries” section of this report.

COST

The funds’ expense ratios were far below the average expense ratios charged by funds in the respective peer groups. Each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the “About Your Fund’s Expenses” section of this report as well as in the “Financial Statements” section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

THE BENEFIT OF ECONOMIES OF SCALE

The board of trustees concluded that the Vanguard New York Tax-Exempt Funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (132)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES
Charles D. Ellis (1937) January 2001	Trustee (132)	The Partners of `63 (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (132)	Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (132)	Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (129)	Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (investment management) (since November 2001), BKF Capital (investment management), The Jeffrey Co. (holding company), and CareGain, Inc. (health care management).

André F. Perold (1952) December 2004	Trustee (132)	George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (132)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (132)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (132)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies served by The Vanguard Group since June 2001.

Thomas J. Higgins (1957) July 1998	Treasurer (132)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.

John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information
This report is intended for the fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-942- 8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549–0102.

World Wide Web
www.vanguard.com

Fund Information
800-662-7447

Direct Investor
Account Services
800-662-2739

Institutional Investor
Services
800-523-1036

Text Telephone
800-952-3335

©2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q762 072005

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD NEW YORK TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.